Derivative Liability (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Derivative Liability [Abstract]
Schedule of fair value of the embedded derivative using the Black-Scholes Model with assumptions
(1) dividend yield of	0%;
(2) expected volatility of	164%,
(3) risk-free interest rate of	0.87%,
(4) expected life of	36 months
(5) fair value of the Company’s common stock of	$0.26 per share.

Schedule of derivative liability activity
Balance at June 30, 2016	$188,128
Derivative liability reclass into additional paid in capital upon notes conversion	(23,825)
Change in fair value of derivative at period end	(59,857)
Balance September 30, 2016	$104,446

Balance at June 30, 2015	$–
Derivative liability – insufficient shares	85,960
Derivative liability – reclass into additional paid in capital due to sufficient shares	(85,960)
Initial measurement at issuance date of the notes	389,697
Derivative liability reclass into additional paid in capital upon notes conversion	(182,701)
Change in fair value of derivative at period end	(18,868)
Balance June 30, 2016	$188,128